Application of critical estimates and judgments	12 Months Ended
Dec. 31, 2017
Application of critical estimates and judgments [Abstract]
Application of critical estimates and judgments

3.                  Application of critical estimates and judgments

Critical estimates and judgments are those that require the most difficult, subjective or complex judgments by management, usually as a result of the need to make estimates that affect issues that are inherently uncertain. Estimates and judgments are continually reassessed and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results can differ from planned results due to differences in the variables, assumptions or conditions used in making estimates.

The Company makes a series of other estimates that are presented in the respective notes, such as allowance for doubtful accounts and provision for repairing environmental damage.

In order to provide an understanding of the way the Company forms its judgments on future events, the variables and assumptions used in critical estimates are presented below:

3.1             Deferred income tax (“IR”) and social contribution (“CSL”)

The recognition and the amount of deferred taxes assets depend on the generation of future taxable income, which requires the use of an estimate related to the Company's future performance. These estimates are included in the business plan, which is annually prepared by the Executive Board and submitted to the Board of Directors for approval. This plan uses as main variables projections for the price of the products manufactured by the Company, price of inputs, growth of gross domestic product of each country where the Company operates, exchange variation, interest rate, inflation rate and fluctuations in the supply and demand of inputs and finished products. These projections are carried out on the basis of specialized external consultancies and based on the Company's.

Information on deferred income tax and social contribution is presented in Note 21(c).

3.2             Fair value of derivative and non-derivative financial instruments

The Company evaluates the derivative financial instruments at their fair value and the main sources of information are the stock exchanges, commodities and futures markets, disclosures of the Central Bank of Brazil and quotation services like Bloomberg and Reuters. Nevertheless, the volatility of the foreign exchange and interest rate markets in Brazil has been causing significant changes in future rates and interest rates over short periods of time, leading to significant changes in the market value of swaps and other financial instruments.

The fair values of non-derivative, quoted financial instruments are based on current bid prices. If the market for a financial asset and for unlisted securities is not active, the Company establishes fair value by using valuation techniques. These include the use of recent arm's length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models that make maximum use of market inputs and rely as little as possible on information provided by the Company's Management.

Information on derivative and non-derivative financial instruments is presented in Note 19.

3.3             Useful life of assets

The Company recognizes the depreciation and depletion of its long-lived assets based on their useful life estimated by independent appraisers and approved by the Company's technicians taking into consideration the experience of these professionals in the management of Braskem's plants. The useful lives initially established by independent appraisers are normally reviewed at the end of every year by the Company's technicians in order to check whether they need to be changed. This review may take place during the year in case of possible non-recurring events.

The main factors that are taken into consideration in the definition of the useful life of the assets that compose the Company's industrial plants are the information of manufacturers of machinery and equipment, level of the plants' operations, quality of preventive and corrective maintenance and the prospects of technological obsolescence of assets.

The Company's management also decided that (i) depreciation should cover all assets value because when the equipment and installations are no longer operational, they are sold by amounts that are immaterial; and (ii) land is not depreciated because it has an indefinite useful life.

The useful lives applied to the assets determined the following average (%) depreciation and depletion rates:

	2017	2016
Buildings and improvements	3.36	3.49
Machinery, equipment and installations	8.34	9.34
Mines and wells	8.84	8.83
Furniture and fixtures	10.13	10.36
IT equipment	20.09	20.53
Lab equipment	9.56	9.65
Security equipment	9.77	9.78
Vehicles	17.51	22.72
Other	18.17	18.97

Information on property, plant and equipment is presented in Note 13.

3.4             Impairment test and analysis

(a)             Tangible and intangible assets with defined useful lives

On the reporting date of each of its financial statements, the Company conducts an analysis to determine the existence of any indication that the book balance of long-lived tangible assets and intangible assets with defined useful lives may not be recoverable. This analysis is conducted to assess the existence of scenarios that could adversely affect its cash flow and, consequently, its ability to recover the investment in such assets. These scenarios arise from issues of a macroeconomic, legal, competitive or technological nature.

Some significant and notable aspects considered by the Company in this analysis include: (i) the possibility of an oversupply of products manufactured by the Company or of a significant reduction in demand due to adverse economic factors; (ii) the prospects of material fluctuations in the prices of products and inputs; (iii) the likelihood of the development of new technologies or raw materials that could materially reduce production costs and consequently impact sales prices, ultimately leading to the full or partial obsolescence of the industrial facilities of the Company; and (iv) changes in the general regulatory environment that make the production process of Braskem infeasible or that significantly impact the sale of its products. For this analysis, the Company maintains an in-house team with a more strategic vision of the business and also remains in permanent contact with a team of external consultants. If the aforementioned variables indicate any material risk to cash flows, the Management of Braskem conducts impairment tests in accordance with Note 3.4(b).

The Company's assets are grouped initially under operating Segments, based on product lines and production site location. Within each Segment, assets are grouped into Cash-Generating Units (“CGU”), based solely on the production site location (country and, for Basic Petrochemicals, region in Brazil). Based on these concepts, the assets are grouped as follows:

Reportable operating segments:

Chemicals:

•          CGU Chemical Bahia: represented by assets of the chemical plants located in the state of Bahia;

•          CGU Chemical South: represented by assets of the chemical plants located in the state of Rio Grande do Sul;

•          CGU Chemical Southeast: represented by assets of the chemical plants located in the states of Rio de Janeiro and São Paulo;

Polyolefins:

•          CGU Polyethylene: represented by assets of the PE plants located in Brazil;

•          CGU Polypropylene: represented by assets of the PP plants located in Brazil;

•          CGU Renewables: represented by the assets of the Green PE plant located in Brazil;

Vinyls:

•          CGU Vinyls: represented by assets of PVC and chloride soda plants located in Brazil;

United States and Europe:

•          CGU Polypropylene USA: represented by assets of PP plants located in the United States;

•          CGU Polypropylene Europe: represented by assets of PP plants located in Germany;

Mexico:

•         Represented by the assets of the ethylene and PE plants located in Mexico.

(b)             Intangible assets with indefinite useful lives

The balances of goodwill from future profitability arising from business combinations are tested for impairment once a year. These tests are based on the projected cash generation for a five-year period, which are extracted from the business plan of the Company and cited in Note 3.1. In addition to the projected cash flow for the period from 2018 to 2022, perpetuity is also calculated based on the long-term vision and excluding real growth. Cash flows and perpetuity are adjusted to present value at a discount rate based on the Weighted Average Cost of Capital (“WACC”).

The goodwill allocated to the Polyolefins operating segment (Note 14 (a)) was generated in a business combination that resulted in the simultaneous acquisition of polypropylene and polyethylene plants. The main raw materials of these plants were already supplied by the Company, which allowed for the obtainment of significant synergies in the operation. These synergies were one of the main drivers of that acquisition. Accordingly, the Company's management tested this goodwill for impairment in the ambit of their operating segment since the benefits of the synergies are associated with all units acquired.

The remaining existing goodwill is allocated to the Chemical Sul CGU and to the Vinyls operating segment (Note 14(a)).

Goodwill from future profitability are presented in Note 14. Said note also presents the results of impairment tests.

3.5             Contingencies

Existing contingent liabilities and provisions are mainly related to discussions in the judicial and administrative spheres arising from primarily labor, pension, civil and tax lawsuits and administrative procedures.

The Management of Braskem, based on the opinion of its external legal advisors, classifies these proceedings in terms of probability of loss as follows:

Probable loss - these are proceedings for which there is a higher probability of loss than of a favorable outcome, i.e., the probability of loss exceeds 50%. For these proceedings, the Company recognizes a provision that is determined as follows:

(i)     labor claims - the amount of the provision corresponds to the amount to be disbursed as estimated by the Company's legal counsels;

(ii)   tax claims - the amount of the provision corresponds to the value of the matter plus charges corresponding to the variation in the Selic rate; and

(iii) other claims - the amount of the provision corresponds to the value of the matter.

Possible loss - these are proceedings for which the possibility of loss is greater than remote and less than probable. The loss may occur, however, the elements available are not sufficient or clear to allow for a conclusion on whether the trend is for a loss or a gain. In percentage terms, the probability of loss is between 25% and 50%. For these claims, except for the cases arising from business combinations, the Company does not recognize a provision and mentions the most significant ones in a note (Note 23.2) to the financial statements. In business combination transactions, in accordance with the provision in IFRS 3, the Company records the fair value of the claims based on the assessment of loss. The amount of the provision corresponds to the value of the matter, plus charges corresponding to the variation in the Selic rate, multiplied by the probability of loss, as determined by our external counsels.

The Company's management believes that the estimates related to the outcome of the proceedings and the possibility of future disbursement may change in view of the following: (i) higher courts may decide in a similar case involving another company, adopting a final interpretation of the matter and, consequently, advancing the termination of the of a proceeding involving the Company, without any disbursement or without implying the need of any financial settlement of the proceeding; and (ii) programs encouraging the payment of the debts implemented in Brazil at the Federal and State levels, in favorable conditions that may lead to a disbursement that is lower than the one that is recognized in the provision or lower than the value of the matter.

The Company's contingencies are presented in Note 23.

3.6             Hedge accounting

The Company designated non-derivative financial liabilities in foreign currency to hedge the future cash flows generated by its exports. This decision was based on two important concepts and judgments: (i) the performance of exports according to its business plan (Note 3.2), which are inherent to the market and business where it operates, and (ii) the ability of the Company to refinance its liabilities in U.S. dollar, since the priority financing in U.S. dollar is part of the Company's guidelines and strategy and the maintenance of a minimum level of net liabilities in U.S. dollar is envisaged in the Financial Policy of the Company.

The subsidiary Braskem Idesa designated all of the financing it obtained for the construction of its industrial plant to protect part of its sales to be made in the same currency as said financing, the U.S. dollar. The sales estimate is included in the project that was presented to the banks/lenders, which, due to the consistency of the projection, granted Braskem Idesa a financing line shall be paid exclusively using the cash generated by these sales. All the commercial considerations of the project were based on market studies conducted by expert consulting firms during the feasibility-analysis phase.

All hedge transactions conducted by the Company are in compliance with the accounting procedures and practices adopted by Braskem, and effectiveness tests are conducted for each transaction every quarter, which prove the effectiveness of its hedge strategy.

The Company determined that hedged items will be characterized by the first sales in U.S. dollars in each quarter until the amount designated for each period is reached (Note 19). The liabilities designated for hedge will be aligned with the hedging maturity schedule and the Company's financial strategy.

According to the Financial Policy, the Company may contract derivatives (swaps, NDFs, options, etc.) to hedge against any undesired fluctuations in currencies and rates. These derivatives may be designated for hedge accounting based on the judgment of Management and when such designation is expected to significantly improve the demonstration of the compensatory effect on the fluctuations in the items protected by the hedge. The Company currently has derivatives designated for cash flow hedge accounting for (i) Libor hedge at Braskem Idesa and (ii) hedge of Braskem dollar put and call options (Note 19.3).